Acquisitions (Tables)	9 Months Ended
Sep. 30, 2014
Acquisitions Disclosure [Abstract]
Schedule of Business Acquisitions, by Acquisition

The following is a listing of all 11 hotels involved in this exchange, including pre-exchange and post-exchange ownership percentages:

Property	Pre-Exchange Ownership %	Post-Exchange Ownership %
Embassy Suites Atlanta—Perimeter Center	50%	100%
Embassy Suites Kansas City—Overland Park	50%	100%
Embassy Suites Kansas City—Plaza	50%	100%
Embassy Suites Parsippany	50%	100%
Embassy Suites San Rafael—Marin County	50%	100%
Embassy Suites Austin—Central	50%	—%
Embassy Suites Chicago—Lombard/Oak Brook	50%	—%
Embassy Suites Raleigh—Crabtree	50%	—%
Embassy Suites San Antonio—International Airport	50%	—%
Embassy Suites San Antonio—NW I-10	50%	—%
DoubleTree Guest Suites Austin	10%	—%

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair value of the assets and liabilities acquired as a result of the exchange were as follows:

(in millions)
Cash and cash equivalents	$2
Property and equipment	144
Other intangible assets	1
Long-term debt	(64)

Net assets acquired	$83